Goodwill and Core Deposit Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
GOODWILL AND CORE DEPOSIT INTANGIBLES
Changes in the carrying amount of goodwill and core deposit intangibles

	Goodwill	Core Deposit Intangibles
	(Dollars in thousands)

Balance - December 31, 2013	$15,672	$984
Add - acquisition of SharePlus	14,457	3,467
Less - amortization	-	(303)
Balance - December 31, 2014	$30,129	$4,148
Less amortization	-	(148)
Balance - March 31, 2015	$30,129	$4,000

	Goodwill	Core Deposit Intangibles
	(Dollars in thousands)

Balance - December 31, 2012	$15,672	$1,230
Less - amortization	-	(246)
Balance - December 31, 2013	$15,672	$984
Add - acquisition of SharePlus	14,457	3,467
Less - amortization	-	(303)
Balance - December 31, 2014	$30,129	$4,148

Estimated future amortization expense for the core deposit intangibles

March 31, 2015
(Dollars in thousands)

2015	$442
2016	571
2017	525
2018	318
2019	271
Thereafter	1,873
Total	$4,000

. The estimated future amortization expense for the core deposit intangibles remaining as of December 31, 2014  is as follows (dollars in thousands):

2015	$590
2016	571
2017	525
2018	318
2019	271
Thereafter	1,873
Total	$4,148